Share equity incentive plans - Schedule of Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, expense	$ 21,242	$ 17,615	$ 18,127
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, expense	1,024	812	635
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, expense	6,805	5,511	5,782
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, expense	5,031	4,273	5,196
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, expense	$ 8,382	$ 7,019	$ 6,514